Cover	May 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2022
Entity File Number	000-54582
Entity Registrant Name	ALEXANDER TECH CORP.
Entity Central Index Key	0001347491
Entity Tax Identification Number	46-5221947
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6161 Fleetwood Ct
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95210
City Area Code	916
Local Phone Number	276 2547
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	THE DIAMOND CARTEL, INC.